Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 23, 2023
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 26, 2023
Document Effective Date	Jun. 26, 2023
Prospectus Date	Jun. 26, 2023
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus:
Trading Symbol	SCYB